Commitments and Contingencies (Details) - USD ($) $ in Millions	1 Months Ended
	Aug. 31, 2021	Dec. 31, 2022	Dec. 31, 2021
Commitments and Contingencies Disclosure [Abstract]
Exclusive agreement, description	the Company entered into an exclusive agreement with a cloud service provider to host its voice artificial intelligence platform pursuant to which the Company committed to pay a minimum of $98.0 million in cloud costs over a seven-year period subject to variable increases based on usage.
Estimated and recorded liability		$ 1.1	$ 1.1